Shareholder Report, Line Graph (Details) - USD ($)			5 Months Ended	12 Months Ended
	May 01, 2020	Mar. 15, 2016	Nov. 30, 2014	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015
C000143747
Account Value [Line Items]
Line Graph and Table Measure Name			Spirit of America Energy Fund - Class A Shares	Spirit of America Energy Fund - Class A Shares
Account Value			$ 10,000	$ 11,064	$ 8,632	$ 7,934	$ 5,634	$ 4,279	$ 6,181	$ 6,539	$ 6,879	$ 7,137	$ 6,787
C000167220
Account Value [Line Items]
Line Graph and Table Measure Name		Spirit of America Energy Fund - Class C Shares
Account Value		$ 10,000		17,729	13,934	12,908	9,229	7,062	10,289	10,958	11,608	12,158
C000218733
Account Value [Line Items]
Line Graph and Table Measure Name	Spirit of America Energy Fund - Institutional Shares
Account Value	$ 100,000			286,016	222,706	204,298	144,558	109,545
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value			$ 10,000	35,002	26,142	22,964	25,294	19,773	16,834	14,498	13,642	11,103	10,275
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000		34,913	26,075	22,905	25,229	19,722	16,791	14,461	13,608	11,075
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 100,000			228,902	170,961	150,177	165,411	129,307
S&P 500 Energy Sector TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Energy Sector Index
Account Value			$ 10,000	17,927	15,353	16,028	9,107	5,815	8,633	9,374	9,529	9,906	$ 8,795
S&P 500 Energy Sector TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Energy Sector Index
Account Value		$ 10,000		21,930	18,782	19,608	11,141	7,113	$ 10,561	$ 11,467	$ 11,658	$ 12,118
S&P 500 Energy Sector TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Energy Sector Index
Account Value	$ 100,000			$ 323,781	$ 277,305	$ 289,488	$ 164,487	$ 105,021